Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based on
						S&P Small Cap
						600 –		Company
			Average	Average		Metals &		Selected
	Summary		Summary	Compensation		Mining Index		Measure:
	Compensation	Compensation	Compensation	Actually Paid	Total	Total	Net (Loss)	Adjusted
	Table Total for	Actually Paid to	Table Total for	to non-CEO	Shareholder	Shareholder	Income	EBITDA
Fiscal	CEO	CEO	non-CEO NEO's	NEO's	Return	Return	(000s)	(000s)
Year	($)[1]	($)[2]	($)[3]	($)[4]	($)[5]	($)[6]	($)[7]	($)[8]
2024	4,912,875	(1,991,106)	1,477,752	(322)	89	298	(266,224)	29,271
2023	5,009,099	2,133,299	1,478,303	955,686	184	234	(25,438)	144,327
2022	7,229,882	(239,158)	2,160,762	568,928	174	175	171,996	312,715
2021	10,149,463	29,712,131	2,496,179	6,515,063	246	177	169,975	289,209

1	The amounts shown in this column reflect the amount reported in the Total column of the Summary Compensation Table for each applicable fiscal year.
2	The amounts shown in this column reflect the “compensation actually paid” as calculated under SEC rules for our CEO, Tamara L. Lundgren (our principal executive officer), for each applicable fiscal year. The following table shows those calculations.

	Fiscal Year
Calculation of “Compensation Actually Paid” Under SEC Rules - CEO	2024	2023	2022	2021
Amount reported in Total column of Summary Compensation Table	$4,912,875	$5,009,099	$7,229,882	$10,149,463

Deduction for amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)	(3,348,791)	(3,348,733)	(4,185,969)	(3,785,214)

Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding and unvested at fiscal year-end	2,006,361	2,931,102	2,353,327	10,100,017

Increase (decrease) for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding and unvested at fiscal year-end	(3,428,407)	(1,347,480)	(6,535,233)	12,368,671

Increase (decrease) for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year	(2,098,312)	(1,197,352)	753,282	855,642

Deduction for amount reported in Change in Pension Value and Nonqualified Deferred Compensation Earnings column of Summary Compensation Table [a]	(152,469)	(34,445)	—	(132,671)

Increase for pension service cost attributable to services rendered in the fiscal year	117,637	121,108	145,553	156,223
“Compensation Actually Paid” under SEC rules	$(1,991,106)	$2,133,299	$(239,158)	$29,712,131

3	The amounts shown in this column reflect, for each applicable fiscal year, the average of the amounts reported in the Total column of the Summary Compensation Table for the Company’s named executive officers other than the CEO. The named executive officers included for this purpose for fiscal 2024 were Messrs. Gaggini, Heiskell, Souza, Vaughn, and Peach.
4	The amounts shown in this column reflect, for each applicable fiscal year, the average amount of “compensation actually paid” as calculated under SEC rules to the Company’s named executive officers other than the CEO. The following table shows those calculations.

	Fiscal Year
Calculation of "Compensation Actually Paid" Under SEC Rules – Average for Non-CEO Named Executive Officers	2024	2023	2022	2021
Amount reported in Total column of Summary Compensation Table	$1,477,752	$1,478,303	$2,160,762	$2,496,179

Deduction for amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)	(799,500)	(709,242)	(958,162)	(776,967)

Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding and unvested at fiscal year-end	378,156	620,790	538,678	2,073,167

Increase (decrease) for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding and unvested at fiscal year-end	(736,393)	(240,300)	(1,321,535)	2,546,148

Increase (decrease) for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year	(320,337)	(193,865)	149,185	176,536

Average "Compensation Actually Paid" under SEC rules	$(322)	$955,686	$568,928	$6,515,063

5	The amounts shown in this column reflect the cumulative total shareholder return on our common stock during the period from August 31, 2020 through the end of the applicable fiscal year, assuming an investment of $100 in our common stock as of the market close on August 31, 2020.
6	The amounts shown in this column reflect the cumulative total shareholder return of the S&P Small Cap 600 Metals & Mining Index during the period from August 31, 2020 through the end of the applicable fiscal year, assuming an investment of $100 in our common stock as of the market close on August 31, 2020.
7	Represents the amount of net (loss) income reflected in the Company’s audited financial statements for each applicable fiscal year.
8	Represents the amount of Adjusted EBITDA reported by the Company for each applicable fiscal year. Adjusted EBITDA is a measure selected by the Company under SEC rules as the most important performance measure used to link CAP for the NEOs to Company performance during fiscal year 2024. Adjusted EBITDA is a non-GAAP financial measure. See Appendix A to this proxy statement for additional information on Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
3	The amounts shown in this column reflect, for each applicable fiscal year, the average of the amounts reported in the Total column of the Summary Compensation Table for the Company’s named executive officers other than the CEO. The named executive officers included for this purpose for fiscal 2024 were Messrs. Gaggini, Heiskell, Souza, Vaughn, and Peach.

Peer Group Issuers, Footnote
6	The amounts shown in this column reflect the cumulative total shareholder return of the S&P Small Cap 600 Metals & Mining Index during the period from August 31, 2020 through the end of the applicable fiscal year, assuming an investment of $100 in our common stock as of the market close on August 31, 2020.

PEO Total Compensation Amount	$ 4,912,875	$ 5,009,099	$ 7,229,882	$ 10,149,463
PEO Actually Paid Compensation Amount	$ (1,991,106)	2,133,299	(239,158)	29,712,131
Adjustment To PEO Compensation, Footnote
2	The amounts shown in this column reflect the “compensation actually paid” as calculated under SEC rules for our CEO, Tamara L. Lundgren (our principal executive officer), for each applicable fiscal year. The following table shows those calculations.

	Fiscal Year
Calculation of “Compensation Actually Paid” Under SEC Rules - CEO	2024	2023	2022	2021
Amount reported in Total column of Summary Compensation Table	$4,912,875	$5,009,099	$7,229,882	$10,149,463

Deduction for amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)	(3,348,791)	(3,348,733)	(4,185,969)	(3,785,214)

Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding and unvested at fiscal year-end	2,006,361	2,931,102	2,353,327	10,100,017

Increase (decrease) for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding and unvested at fiscal year-end	(3,428,407)	(1,347,480)	(6,535,233)	12,368,671

Increase (decrease) for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year	(2,098,312)	(1,197,352)	753,282	855,642

Deduction for amount reported in Change in Pension Value and Nonqualified Deferred Compensation Earnings column of Summary Compensation Table [a]	(152,469)	(34,445)	—	(132,671)

Increase for pension service cost attributable to services rendered in the fiscal year	117,637	121,108	145,553	156,223
“Compensation Actually Paid” under SEC rules	$(1,991,106)	$2,133,299	$(239,158)	$29,712,131

Non-PEO NEO Average Total Compensation Amount	$ 1,477,752	1,478,303	2,160,762	2,496,179
Non-PEO NEO Average Compensation Actually Paid Amount	$ (322)	955,686	568,928	6,515,063
Adjustment to Non-PEO NEO Compensation Footnote
4	The amounts shown in this column reflect, for each applicable fiscal year, the average amount of “compensation actually paid” as calculated under SEC rules to the Company’s named executive officers other than the CEO. The following table shows those calculations.

	Fiscal Year
Calculation of "Compensation Actually Paid" Under SEC Rules – Average for Non-CEO Named Executive Officers	2024	2023	2022	2021
Amount reported in Total column of Summary Compensation Table	$1,477,752	$1,478,303	$2,160,762	$2,496,179

Deduction for amount reported in Stock Awards column of Summary Compensation Table (i.e., grant date fair value of stock awards)	(799,500)	(709,242)	(958,162)	(776,967)

Increase for fair value at fiscal year-end of equity awards granted during the fiscal year that remain outstanding and unvested at fiscal year-end	378,156	620,790	538,678	2,073,167

Increase (decrease) for change in fair value during the fiscal year of equity awards granted in a prior fiscal year that remain outstanding and unvested at fiscal year-end	(736,393)	(240,300)	(1,321,535)	2,546,148

Increase (decrease) for change in fair value during the fiscal year, as of the vesting date, of equity awards granted in a prior fiscal year that vested in the fiscal year	(320,337)	(193,865)	149,185	176,536

Average "Compensation Actually Paid" under SEC rules	$(322)	$955,686	$568,928	$6,515,063

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Listed below are the financial performance measures which in our assessment represent the most important performance measures we use to link CAP to our named executive officers to company performance for 2024.

-	Net Income
-	Adjusted EBITDA
-	Adjusted EPS

Total Shareholder Return Amount	$ 89	184	174	246
Peer Group Total Shareholder Return Amount	298	234	175	177
Net Income (Loss)	$ (266,224)	$ (25,438)	$ 171,996	$ 169,975
Company Selected Measure Amount	29,271	144,327	312,715	289,209
PEO Name	Tamara L. Lundgren
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
8	Represents the amount of Adjusted EBITDA reported by the Company for each applicable fiscal year. Adjusted EBITDA is a measure selected by the Company under SEC rules as the most important performance measure used to link CAP for the NEOs to Company performance during fiscal year 2024. Adjusted EBITDA is a non-GAAP financial measure. See Appendix A to this proxy statement for additional information on Adjusted EBITDA.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (152,469)	$ (34,445)		$ (132,671)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,637	121,108	$ 145,553	156,223
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,348,791)	(3,348,733)	(4,185,969)	(3,785,214)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,006,361	2,931,102	2,353,327	10,100,017
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,428,407)	(1,347,480)	(6,535,233)	12,368,671
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,098,312)	(1,197,352)	753,282	855,642
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(799,500)	(709,242)	(958,162)	(776,967)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	378,156	620,790	538,678	2,073,167
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(736,393)	(240,300)	(1,321,535)	2,546,148
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (320,337)	$ (193,865)	$ 149,185	$ 176,536